Notes Payable and Accrued Interest - Ya II PN, Ltd. (p/k/a Ya Global Master SPV, Ltd.) (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($) decimal	Dec. 31, 2015 USD ($) decimal	Dec. 07, 2016 USD ($)	Jun. 22, 2016 USD ($)	Mar. 15, 2016 USD ($)	May 20, 2015 USD ($)	Apr. 23, 2014 USD ($)	Jul. 31, 2013 USD ($)
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan								$ 200,000
Percentage of interest on notes payables	10.00%	10.00%
Number of installments | decimal	12	12
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | July 2015 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount		$ 50,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | August 2015 to October 2015 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount		40,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | November 2015 to February 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount		35,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | March 2016 to May 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount		40,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | June 1, 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount		$ 70,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | January 2017 to March 2017 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	$ 75,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | April 2017 to June 2017 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	65,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | July 2017 to October 2017 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	55,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | November 2017 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	50,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | December 2017 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	$ 60,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. one [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan							$ 500,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. two [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan						$ 500,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. four [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan					$ 600,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. five [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan				$ 400,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. six [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan			$ 750,000